Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits (Detail) - EUR (€) € in Millions	121 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits		€ 561	€ 1,300	€ 699
Funded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		238	954	355
Defined contributions		179	195	187
Unfunded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		€ 144	€ 151	€ 157
Future estimate [member]
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits	€ 565
Future estimate [member] | Funded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	230
Defined contributions	185
Future estimate [member] | Unfunded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	€ 150